INVESTMENT IN UNCONSOLIDATED ENTITIES, NET (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Investments, All Other Investments [Abstract]
SUMMARY OF INVESTMENT IN UNCONSOLIDATED ENTITIES

Investment in unconsolidated entities consists of the following:

	December 31, 2023	March 31, 2023
Investment in detachable GNTW stock warrant	$-	$143,641
Investment in GNTW common stock	-	18,300
Investment in Stemtech convertible note	-	44,290
Investment in MojiLife, LLC	-	1,537,000
Subtotal	-	1,743,231
Less, allowance for impairment losses	-	(1,537,000)
	$-	$206,231

Investment in unconsolidated entities consists of the following:

	As of March 31,
	2023	2022
Investment in detachable GNTW stock warrant	$143,641	$3,570,000
Investment in GNTW common stock	18,300	393,141
Investment in Stemtech convertible note	44,290	1,100,799
Investment in MojiLife	1,537,000	1,537,000
Subtotal	1,743,231	6,600,940-
Allowance for impairment losses	(1,537,000)	(1,537,000)
	$206,231	$5,063,940

SCHEDULE OF ALLOWANCE FOR IMPAIRMENT LOSSES

The following table reflects the activity in the allowance for impairment losses for the periods presented:

	Fiscal Year Ended March 31,
	2023	2022
Balance at beginning of fiscal year	$1,537,000	$-
Provision for estimated impairment losses		1,537,000
Balance at end of fiscal year	$1,537,000	$1,537,000